Financial Assets At Amortized Cost - Disclosure Of Financial Assets At Amortized Cost (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted securities	¥ 7,735,834	¥ 10,010,959
Less: Provision for impairment losses	(1,171,865)	(1,387,947)
Financial assets at amortized cost	6,563,969	8,623,012
Debt Investments [Member]
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted securities	7,641,846	9,890,158
Interest receivable [Member]
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted securities	¥ 93,988	¥ 120,801